Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Additional Information [Abstract]
Federal statutory rate	35.00%
Unrecognized tax positions that would impact the effective tax rate	$ 181	$ 240	$ 220
Unrecognized tax positions as a component of income taxes expense, accrued interest	27
Unrecognized tax positions as a component of income taxes expenses, recognized in interest	(12)	(8)	(2)
Federal, state and foreign net operating loss carryforwards	579
Federal, state and foreign net operating loss carryforwards expiration term	Dec. 31, 2033
Base year reserves included in retained earnings of acquired thrift institutions	$ 102